Allianz Life Insurance Company of North America
John S. Kreighbaum
Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-6455
scott.kreighbaum@allianzlife.com
www.allianzlife.com
VIA EDGAR
October 26, 2016
Re:	Allianz Life Insurance Company of North America ("Allianz Life – NA")
Initial Registration Statement on Form S-1
File No. 333-213125
Allianz Life Insurance Company of New York
Initial Registration Statement on Form S-1
File No. 333-213126
Allianz Life Variable Account B
Initial Registration Statement on Form N-4
File No. 333-213127
Allianz Life of NY Variable Account C
Initial Registration Statement on Form N-4
File No. 333-213128
Dear Sir/Madam:
We received written comments from you on October 13, 2016, with respect to Registrants' above-referenced Initial Registration Statements on Forms N-4 and S-1 filed on August 15, 2016. This letter responds to those comments.
Attached to this letter is a prospectus redlined against the prospectus we sent you on August 15, 2016, that has been revised to respond to your most recent comments. We are making conforming changes to all filings as applicable. The attached prospectus also reflects additional information required by Form S-1 that was not included in our prior submission.
All page numbers in this letter refer to the courtesy copy of the prospectus sent to you on August 15, 2016.
GENERAL COMMENTS
a.
Please note that certain information required by Form S-1 is missing or to be provided by amendment. Please confirm that all missing information, including exhibits and financial information, required by Form S-1 (including items incorporated into the form from Regulation S-K) is provided in a pre-effective amendment. We may have additional comments after the pre-effective amendment is filed.

b.
Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the benefits and/or features of the contracts or whether the company will be solely responsible for all benefits and features associated with the contracts.

c.	In addition to the glossary at the front of the prospectus, please confirm that all defined terms are defined the first time they are used in the prospectus.
d.	Comments on disclosure in one section of the Allianz-NA filing also relate to similar disclosure in other sections of the filing.
Responses:
a)	Confirmed.
b)	The company is solely responsible for all benefits and features associated with the contracts.
c)	Confirmed.
d)	Acknowledged.

PROSPECTUS
1.	Cover Page:
a)
Please clarify here that the term "registered investment adviser" means an adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Please also expand the definition of "Financial Professional" in the glossary to clarify the difference between a registered representative and a registered investment adviser. See also Comment 2.a. below relating to the definition of "Financial Professional."

b)	Please specify that the annuity offered is single or joint annuity on the outside front cover page and in the summary section of the prospectus.
c)
We note that the Index Protection Strategy is not available to investors in Delaware, Missouri, or Washington. This means that investors in these states would not be able to transfer into a principal protected option if they decided that the Caps offered under other Index Strategies after the end of an Index Anniversary were not acceptable. Please supplementally explain how you intend to address this issue for investors in these states.

Responses:
a)	Revised as requested.
b)	Revised as requested.
c)
We disclose at offering that the Index Protection Strategy is not available in Delaware, Missouri, and Washington. Neither the application, nor the operational forms in these states include the Index Protection Strategy as an available allocation option.  The Index Protection Strategy was submitted, but not approved for sale by these state insurance departments.

2.	Glossary
a)	Financial Professional: Please clarify the term "securities registered representative," and explain how it differs from a registered representative of a broker dealer.
Response:
a)	Revised as requested.
3.	Summary/What Are the Index-Linked Crediting Methods and How Do They Work? (p. 10):
The description of each Index Strategy states that the Declared Protection Strategy Credit ("DPSC") and the Caps change "annually," and then also states that each of these values change "frequently." Please clarify that each of these values change annually.
Response:
We revised the disclosure to clarify that the DPSC and Caps we currently offer for newly issued Contract may change frequently and for inforce Contracts they can change annually.
4.	Fee Tables/Condensed Financial Information (p. 18):
Please delete the AUV information in this section since no Contracts offered by this prospectus have been sold.
Response:
Revised as requested.
5.	Purchasing the Contract
Allocation of Purchase Payments and Transfers Between the Allocation Options (p. 27): Currently, the restriction on transfers from an Index Option into the Variable Options (i.e., that transfers are only allowed on every sixth Index Anniversary) is not mentioned until the middle of the fourth paragraph of this sub-section. Given the significance of this restriction, please disclose it prominently in the beginning of the sub-section.
Please also provide similar clarifying disclosure regarding this transfer limitation in the preceding section, "Changes to Caps, Declared Protection Strategy Credits (DPSC) and Notice of Buffers and Floors" at p. 21 of the prospectus.
Response:
Revised as requested.
6.	Index Options
a)
Determining Index Option Values for the Index Performance Strategy (p. 36): In the second to last bullet point on this page, please disclose whether an investor can specify that Contract expenses and withdrawals be taken solely from funds allocated to a particular Allocation Option or Options. Also, in light of the Daily Adjustment applicable to the Index Performance and Index Guard Strategies, please disclose whether it would be financially advantageous for an investor to have withdrawals and expenses withdrawn from the Variable Options and/or the Index Protection Strategy.
b)	The Alternate Minimum Value (p. 39): Please consider providing an example illustrating the calculation of the Alternate Minimum Value in the prospectus or an Appendix.
Responses:
a)	Revised as requested.
b)
An example illustrating the calculation of the Alternate Minimum Value is filed as Exhibit 99(a) of the Form S-1 Registration Statement. This exhibit is incorporated by reference into the prospectus.  We revised the prospectus to indicate that in addition to Exhibit 99(a) being available by phone request, it is also available on our website.

7.	Taxes/Taxation of Annuity Contracts (p. 51):
As the Contract may be offered on a Roth basis, please revise the first bullet point in this sub-section to note that it does not apply to Roth IRA Contracts.
Response:
Revised as Requested.
8.	Distribution (p. 53):
Please revise the disclosure in this section to clarify that the term "Investment Options" refers to the Variable Options.
Response:
Revised as Requested.
Any additional required exhibits are included in this amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-6455.
Sincerely,
Allianz Life Insurance Company of North America

By:    /s/ John S. Kreighbaum
          John S. (Scott) Kreighbaum